Pension Plan (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Pension Plan Details
Current service cost, net of employee contributions	$ 10	$ 9	$ 21	$ 17
Interest cost on accrued benefit obligation	36	37	71	73
Expected return on plan assets	(40)	(39)	(78)	(78)
Amortization of transitional obligation	3	3	7	7
Amortization of past service costs	2	2	4	4
Amortization of net actuarial gain	12	8	24	16
Total cost of benefit	$ 23	$ 20	$ 49	$ 39